Interim Consolidated Statement of Changes in Shareholders’ Equity (Deficiency) (Unaudited) - USD ($) $ in Thousands	Ordinary Shares	Share Capital	[1]	Additional paid in capital	Treasury Share	Other comprehensive income	(Accumulated deficit) retained earnings	Total
Balance at Dec. 31, 2023				$ (84,896)	$ (85)	$ 1,050	$ 118,143	$ 34,212
Balance (in Shares) at Dec. 31, 2023	203,230,928
Exercise of share option, vested RSUs, PSUs and ESPP				8,361				8,361
Exercise of share option, vested RSUs, PSUs and ESPP (in Shares)	4,403,102
Share-based compensation expense				12,251				12,251
Other comprehensive income						200		200
Net income (loss)							(95,183)	(95,183)
Balance at Jun. 30, 2024				(64,284)	(85)	1,250	22,960	(40,159)
Balance (in Shares) at Jun. 30, 2024	207,634,030
Balance at Dec. 31, 2024				498,883	(85)	2,086	(164,864)	$ 336,020
Balance (in Shares) at Dec. 31, 2024	234,524,697							234,524,697
Exercise of share option, vested RSUs, PSUs and ESPP				17,377				$ 17,377
Exercise of share option, vested RSUs, PSUs and ESPP (in Shares)	6,440,131							4,440,875
Share-based compensation expense				17,587				$ 17,587
Issuance of Price Adjustment Shares (in Shares)	3,504,278
Other comprehensive income						553		553
Net income (loss)							36,876	36,876
Balance at Jun. 30, 2025				$ 533,847	$ (85)	$ 2,639	$ (127,988)	$ 408,413
Balance (in Shares) at Jun. 30, 2025	244,469,106							244,469,106

[1]	Less than 1 USD